UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

       CHRISTOPHER K. YARBROUGH                             CATHY G. O'KELLY
       737 NORTH MICHIGAN AVENUE                           VEDDER PRICE P.C.
              SUITE 1700                                222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60611                         CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.


HENDERSON GLOBAL FUNDS           PORTFOLIO OF INVESTMENTS
                                 (UNAUDITED)

GLOBAL REAL ESTATE EQUITIES FUND
SEPTEMBER 30, 2009


                                                VALUE
    SHARES                                    (NOTE 2)
  -----------                              --------------

SHORT TERM INVESTMENT - 101.26%
      777,664  Fidelity Institutional
               Treasury Portfolio          $      777,664
                                           --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $777,664)                    777,664
                                           --------------
TOTAL INVESTMENT -  101.26%
               (Cost $777,664)                    777,664
                                           --------------
NET OTHER ASSETS AND LIABILITIES - (1.26)%         (9,670)
                                           --------------
TOTAL NET ASSETS - 100.00%                 $      767,994
                                           --------------


             See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


1. All percentages are based on the net assets of the Henderson Global Real Estate Equities Fund (the "Fund") as of 9-30-09.

2. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value:

                            QUOTED
                           PRICES IN
                             ACTIVE      SIGNIFICANT
                           MARKETS FOR      OTHER        SIGNIFICANT
                            IDENTICAL    OBSERVABLE     UNOBSERVABLE
                             ASSETS        INPUTS          INPUTS
DESCRIPTION                 (LEVEL 1)     (LEVEL 2)       (LEVEL 3)       TOTAL
--------------------------------------------------------------------------------
Short Term Investment       $777,664      $     --        $     --      $777,664
--------------------------------------------------------------------------------
Total Investments           $777,664      $     --        $     --      $777,664
--------------------------------------------------------------------------------
Total                       $777,664      $     --        $     --      $777,664
--------------------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in forward foreign currency contracts as of September 30, 2009.

In June 2009, FASB issued Statement of Financial Accounting Standards Topic ASC 105, "The Hierarchy of Generally Accepted Accounting Principles" and established the FASB Accounting Standards Codification ("ASC 105") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of ASC 105, the Codification will supersede all then existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. ASC 105 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and believe that it will not have a significant impact on the determination or reporting of the funds' financial statements.

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards Topic ASC 855 Subsequent Events ("ASC 855"), adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds' financial statements through November 30, 2009. On September 8, 2009 The Board of Trustees approved a Plan of Liquidation under which the Henderson Global Real Estate Equities Fund will be liquidated on September 30, 2009.

HENDERSON GLOBAL FUNDS          PORTFOLIO OF INVESTMENTS
                                (UNAUDITED)
INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2009


                                                VALUE
    SHARES                                    (NOTE 2)
  -----------                                 ---------

COMMON STOCKS - 88.90%
               AUSTRIA - 1.61%
        7,509  Andritz AG                   $   374,481
        4,944  Schoeller-Bleckmann
               Oilfield Equipment AG            237,084
                                          --------------
                                                611,565
                                          --------------
               BELGIUM - 3.16%
       17,593  Anheuser-Busch InBev N.V.        721,907
        6,360  EVS Broadcast Equipment,
               S.A.                             475,862
                                          --------------
                                              1,197,769
                                          --------------
               BRAZIL - 4.28%
        8,604  BRF - Brasil Foods S.A.,
               ADR *                            458,163
       51,980  Companhia Brasileira de
               Meios de Pagamento               515,809
       14,192  Petroleo Brasileiro S.A.,
               ADR                              651,413
                                          --------------
                                              1,625,385
                                          --------------
               CHINA - 1.13%
       44,000  Ping An Insurance (Group)
               Co. of China, Ltd., Class H      350,294
       87,500  Yingde Gases Group Co. *          79,829
                                          --------------
                                                430,123
                                          --------------
               DENMARK - 1.11%
        5,795  Carlsberg A/S, Class B           419,783
                                          --------------
               FRANCE - 1.53%
       15,114  Veolia Environnement             579,246
                                          --------------
               GERMANY - 3.51%
        5,431  Bauer AG                         228,092
        5,826  Bilfinger Berger AG              403,169
       10,454  Gerresheimer AG                  328,904
       31,266  Wirecard AG                      372,430
                                          --------------
                                              1,332,595
                                          --------------
               GREECE - 1.40%
       14,871  National Bank of Greece
               S.A. *                           533,156
                                          --------------
               HONG KONG - 3.35%
    1,161,000  361 Degrees
               International, Ltd. *            581,245
      187,000  Hang Lung Properties, Ltd.       691,293
                                          --------------
                                              1,272,538
                                          --------------
               INDIA - 1.43%
       26,500  Axis Bank, Ltd. GDR (a) *        542,698
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 2)
  -----------                                 ---------
               ITALY - 2.87%
       43,289  Autogrill SpA *              $   523,246
       18,782  Saipem SpA                       565,633
                                          --------------
                                              1,088,879
                                          --------------
               JAPAN - 15.75%
       12,800  Canon, Inc.                      517,618
        5,600  Cocokara Fine Holdings, Inc.     122,836
        5,400  Hikari Tsushin, Inc.             117,968
       16,300  HOYA Corp.                       384,961
        9,800  IT Holdings Corp.                135,267
       27,000  Itoham Foods, Inc.               105,275
       96,000  Juki Corp. *                     112,293
        2,100  Keyence Corp.                    448,705
       25,100  Makita Corp.                     796,914
       25,000  Mizuho Securities Co., Ltd.       91,071
        9,700  Sanei-International Co., Ltd.    132,698
        9,900  Secom Co., Ltd.                  498,502
        3,700  SMC Corp.                        455,055
        8,900  Sumitomo Mitsui Financial
               Group, Inc.                      310,332
        8,900  Taikisha, Ltd.                   119,572
       55,000  The Bank of Yokohama, Ltd.       269,593
        8,700  Tokio Marine Holdings, Inc.      251,991
        1,900  USS Co., Ltd.                    113,240
        5,900  Xebio Co., Ltd.                  139,013
        6,870  Yamada Denki Co., Ltd.           465,322
       31,700  Yamaha Motor Co., Ltd.           390,931
                                          --------------
                                              5,979,157
                                          --------------
               NETHERLANDS - 2.07%
       12,385  Randstad Holding N.V. *          534,917
        3,223  Smit Internationale N.V.         249,119
                                          --------------
                                                784,036
                                          --------------
               SINGAPORE - 10.48%
      475,000  Banyan Tree Holdings, Ltd. *     291,680
      286,500  Capitaland, Ltd.                 756,597
       92,000  DBS Group Holdings, Ltd.         867,327
      507,000  Genting Singapore plc *          403,109
       73,000  Keppel Corp., Ltd.               419,764
      398,000  SC Global Developments,
               Ltd. *                           454,889
      175,000  Wilmar International, Ltd.       785,149
                                          --------------
                                              3,978,515
                                          --------------
               SPAIN - 3.82%
       46,449  Banco Bilbao Vizcaya
               Argentaria, S.A.                 824,489
       12,248  Red Electrica Corp., S.A.        626,771
                                          --------------
                                              1,451,260
                                          --------------


             See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS          PORTFOLIO OF INVESTMENTS
                                (UNAUDITED)
INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2009 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 2)
  -----------                                 ---------
               SWITZERLAND - 10.42%
       36,778  ABB, Ltd. *                  $   738,186
       11,031  Credit Suisse Group AG           612,064
        3,619  Lonza Group AG                   394,622
        4,401  Roche Holding AG                 711,346
          257  SGS S.A.                         345,957
       62,858  UBS AG *                       1,150,648
                                          --------------
                                              3,952,823
                                          --------------
               TAIWAN - 4.46%
       18,856  Epistar Corp. GDR (a) *          292,268
      157,350  HON HAI Precision
               Industry Co., Ltd.               631,397
       30,000  Young Fast
               Optoelectronics Co., Ltd.        415,267
      476,000  Yuanta Financial Holding
               Co., Ltd.                        352,395
                                          --------------
                                              1,691,327
                                          --------------
               UNITED KINGDOM - 16.52%
       18,838  Autonomy Corp., plc *            490,427
       11,490  Cairn Energy plc *               511,770
      145,749  Eros International plc *         471,681
       46,682  ICAP plc                         315,355
       91,035  Man Group plc                    481,855
       11,256  Rio Tinto plc                    480,031
       97,338  Serco Group plc                  785,582
       32,653  Spectris plc                     368,683
      133,776  Tesco plc                        854,322
      466,346  Vodafone Group plc             1,044,899
       31,533  Xstrata plc *                    464,889
                                          --------------
                                              6,269,494
                                          --------------

               TOTAL COMMON STOCK
               (Cost $31,397,058)            33,740,349
                                          --------------

PREFERRED STOCK - 2.36%
               GERMANY - 2.36%
       15,325  Fresenius SE                     896,808
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $868,470)                  896,808
                                          --------------

RIGHTS - 0.06%
               SINGAPORE - 0.06%
       99,400  Genting Singapore plc
               Expires 10/12/09*                 22,228
                                          --------------

               TOTAL RIGHTS
               (Cost $--)                        22,228
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 2)
  -----------                                 ---------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $32,265,528)           $34,659,385
                                          --------------

SHORT TERM INVESTMENT - 1.35%
      511,231  Fidelity Institutional
               Treasury Portfolio               511,231
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $511,231)                  511,231
                                          --------------
TOTAL INVESTMENTS - 92.67%
               (Cost $32,776,759)            35,170,616
                                          --------------
NET OTHER ASSETS AND LIABILITIES - 7.33%      2,782,243
                                          --------------
TOTAL NET ASSETS - 100.00%                  $37,952,859
                                          --------------

        *  Non income producing security

      (a) Represents a restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended. At September 30, 2009 the securities had an aggregate value of $834,966, which represented 2.2% of net assets.

      ADR  American Depositary Receipts

      GDR  Global Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                 PORTFOLIO OF INVESTMENTS
                                                    (UNAUDITED)

INTERNATIONAL EQUITY FUND
SEPTEMBER 30, 2009

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
---------------------------------------------------------------
Diversified Banks                                         8.10%
Diversified Capital Markets                               4.64
Diversified Real Estate Activities                        3.81
Brewers                                                   3.01
Electronic Components                                     2.88
Wireless Telecommunication Services                       2.75
Diversified Metals & Mining                               2.49
Industrial Machinery                                      2.48
Health Care Equipment                                     2.36
Data Processing & Outsourced Services                     2.34
Food Retail                                               2.25
Electronic Equipment & Instruments                        2.15
Oil & Gas Equipment & Services                            2.12
Household Appliances                                      2.10
Environmental & Facilities Services                       2.07
Agricultural Products                                     2.07
Investment Banking & Brokerage                            2.00
Construction & Engineering                                1.98
Heavy Electrical Equipment                                1.95
Integrated Oil & Gas                                      1.93
Life Sciences Tools & Services                            1.91
Apparel, Accessories & Luxury Goods                       1.88
Pharmaceuticals                                           1.88
Electronic Manufacturing Services                         1.66
Electric Utilities                                        1.65
Computer & Electronics Retail                             1.54
Multi-Utilities                                           1.53
Packaged Foods & Meats                                    1.49
Human Resource & Employment Services                      1.41
Restaurants                                               1.38
Office Electronics                                        1.36
Oil & Gas Exploration & Production                        1.35
Security & Alarm Services                                 1.31
Application Software                                      1.29
Asset Management & Custody Banks                          1.27
Communications Equipment                                  1.25
Movies & Entertainment                                    1.24
Real Estate Development                                   1.20
Casinos & Gaming                                          1.12
Industrial Conglomerates                                  1.11
Motorcycle Manufacturers                                  1.03
Life & Health Insurance                                   0.92
Research & Consulting Services                            0.91
Hotels, Resorts & Cruise Lines                            0.77
Regional Banks                                            0.71
Property & Casualty Insurance                             0.66
Marine Ports & Services                                   0.66
Specialty Stores                                          0.37
IT Consulting & Other Services                            0.36
Drug Retail                                               0.32
Automotive Retail                                         0.30
                                                  -------------
Long Term Investments                                    91.32
Short Term Investment                                     1.35
                                                  -------------
Total Investments                                        92.67
Net Other Assets and Liabilities                          7.33
                                                  -------------
                                                        100.00%
                                                  =============


                 See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


1. All percentages are based on the net assets of the Henderson International Equity Fund (the "Fund") as of September 30, 2009.

2. Net unrealized depreciation of the Fund's investment securities was $2,393,857 of which $2,577,180 related to the appreciated investment securities and $183,323 related to depreciated investment securities for the fiscal quarter ended September 30, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value:

                           QUOTED
                         PRICES IN
                           ACTIVE      SIGNIFICANT
                         MARKETS FOR      OTHER        SIGNIFICANT
                          IDENTICAL    OBSERVABLE     UNOBSERVABLE
                           ASSETS        INPUTS          INPUTS
DESCRIPTION               (LEVEL 1)     (LEVEL 2)       (LEVEL 3)        TOTAL
--------------------------------------------------------------------------------
Common Stocks
    Austria            $     611,565   $      --        $      --    $   611,565
    Belgium                1,197,769          --               --      1,197,769
    Brazil                 1,625,385          --               --      1,625,385
    China                    430,123          --               --        430,123
    Denmark                  419,783          --               --        419,783
    France                   579,246          --               --        579,246
    Germany                1,332,595          --               --      1,332,595
    Greece                   533,156          --               --        533,156
    Hong Kong              1,272,538          --               --      1,272,538
    India                    542,698          --               --        542,698
    Italy                  1,088,879          --               --      1,088,879
    Japan                  5,979,157          --               --      5,979,157
    Netherlands              784,036          --               --        784,036
    Singapore              3,978,515          --               --      3,978,515
    Spain                  1,451,260          --               --      1,451,260
    Switzerland            3,952,823          --               --      3,952,823
    Taiwan                 1,691,327          --               --      1,691,327
    United Kingdom         6,269,494          --               --      6,269,494
--------------------------------------------------------------------------------
Total Common Stock        33,740,349          --               --     33,740,349
--------------------------------------------------------------------------------
Preferred Stock
    Germany                  896,808          --               --        896,808
--------------------------------------------------------------------------------
Total Preferred Stock        896,808          --               --        896,808
--------------------------------------------------------------------------------
Rights
    Singapore                 22,228          --               --         22,228
--------------------------------------------------------------------------------
Total Rights                  22,228          --               --         22,228
--------------------------------------------------------------------------------
Short Term Investment        511,231          --               --        511,231
--------------------------------------------------------------------------------
Total Investments         35,170,616          --               --     35,170,616
--------------------------------------------------------------------------------
Total                  $  35,170,616   $      --        $      --    $35,170,616
--------------------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in forward foreign currency contracts as of September 30, 2009.

In June 2009, FASB issued Statement of Financial Accounting Standards Topic ASC 105, "The Hierarchy of Generally Accepted Accounting Principles" and established the FASB Accounting Standards Codification ("ASC 105") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of ASC 105, the Codification will supersede all then existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. ASC 105 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and believe that it will not have a significant impact on the determination or reporting of the funds' financial statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
MONEY MARKET FUND
SEPTEMBER 30, 2009




MUTUAL FUNDS - 96.49%

Investments in State Street Money Market Portfolio (1) - 96.49%      $50,885,302
--------------------------------------------------------------------------------
TOTAL INVESTMENTS: 96.49%
(Identified cost $50,885,302)                                         50,885,302
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES: 3.51%                                1,853,534
                                                                     -----------
TOTAL NET ASSETS: 100.00%                                            $52,738,836
                                                                     -----------

(1) The financial statements of the State Street Money Market Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Henderson Money Market Fund's financial statements.

Henderson Money Market Fund invests only in State Street Money Market Portfolio. At September 30, 2009, Henderson Money Market Fund owned 0.36% of the State Street Money Market Portfolio.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


This Fund is a feeder fund and its assets were fully invested in the State Street Money Market Portfolio, (a series of State Street Master Funds) a master portfolio in a "master-feeder" structure. The State Street Money Market Portfolio, in turn, directly invests in money market securities. The net assets of the State Street Money Market Portfolio as of September 30, 2009 were $52,738,836.

The Fund records its investment in the State Street Money Market Portfolio at market value.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value:

                          QUOTED
                         PRICES IN
                          ACTIVE      SIGNIFICANT
                        MARKETS FOR      OTHER        SIGNIFICANT
                         IDENTICAL    OBSERVABLE     UNOBSERVABLE
                          ASSETS        INPUTS          INPUTS
DESCRIPTION              (LEVEL 1)     (LEVEL 2)       (LEVEL 3)         TOTAL
--------------------------------------------------------------------------------
Mutual Funds            $50,885,302    $     --         $     --     $50,885,302
--------------------------------------------------------------------------------
Total Mutual Funds       50,885,302          --               --      50,885,302
--------------------------------------------------------------------------------
Total Investments        50,885,302          --               --      50,885,302
--------------------------------------------------------------------------------
Total                   $50,885,302    $     --         $     --     $50,885,302
--------------------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Topic ASC 815, Disclosures about Derivative Instruments and Hedging Activities ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in forward foreign currency contracts as of September 30, 2009.

In June 2009, FASB issued Statement of Financial Accounting Standards Topic ASC 105, "The Hierarchy of Generally Accepted Accounting Principles" and established the FASB Accounting Standards Codification ("ASC 105") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of ASC 105, the Codification will supersede all then existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. ASC 105 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and believe that it will not have a significant impact on the determination or reporting of the funds' financial statements.

                      STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                 INTEREST    MATURITY    PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                               RATE        DATE       AMOUNT           COST
------------------------------------------                     --------   ---------- ------------- ----------------
COMMERCIAL PAPER -- 16.5%
ASSET BACKED COMMERCIAL PAPER CREDIT ARBITRAGE -- 4.3%
  Aspen Funding Corp. (a)                                        0.250%   12/21/2009 $ 125,000,000 $    124,929,688
  Newport Funding Corp. (a)                                      0.260%   12/02/2009    50,000,000       49,977,611
  Solitaire Funding LLC (a)                                      0.270%   10/13/2009   160,000,000      159,985,600
  Solitaire Funding LLC (a)                                      0.420%   10/27/2009    70,000,000       69,978,767
  Solitaire Funding LLC (a)                                      0.380%   11/23/2009   200,000,000      199,888,111
                                                                                                   ----------------
                                                                                                        604,759,777
                                                                                                   ----------------
ASSET BACKED COMMERCIAL PAPER RECEIVABLES AND SECURITIES -- 0.4%
  Gemini Securitization Corp. (a)                                0.350%   10/01/2009    50,000,000       50,000,000
                                                                                                   ----------------
BANK DOMESTIC -- 3.2%
  JPMorgan Chase Funding, Inc. (a)                               0.230%   11/30/2009   360,000,000      359,862,000
  JPMorgan Chase Funding, Inc. (a)                               0.230%   12/01/2009    95,000,000       94,962,976
                                                                                                   ----------------
                                                                                                        454,824,976
                                                                                                   ----------------
BANK FOREIGN -- 4.7%
  Banco Bilbao Vizcaya Argentaria/London (a)                     1.005%   11/16/2009    50,000,000       49,936,111
  Banco Bilbao Vizcaya Argentaria/London (a)                     0.630%   12/16/2009   150,000,000      149,800,500
  CBA Delaware Finance, Inc.                                     0.500%   12/14/2009    70,000,000       69,928,056
  Danske Corp. (a)                                               0.312%   10/01/2009    13,000,000       13,000,000
  DnB NOR Bank ASA (a)                                           0.640%   12/03/2009   200,000,000      199,776,000
  Kreditanstalt fuer Wiederaufbau                                0.250%   10/05/2009    18,000,000       17,999,391
  Kreditanstalt fuer Wiederaufbau                                0.300%   10/05/2009    37,000,000       36,998,783
  Societe Generale North America, Inc.                           0.840%   11/06/2009    50,000,000       49,958,000
  Svenska Handelsbanken, Inc.                                    0.340%   10/13/2009    30,000,000       29,996,600
  Westpac Banking Corp. (a)                                      0.650%   11/13/2009    45,000,000       44,965,062
                                                                                                   ----------------
                                                                                                        662,358,503
                                                                                                   ----------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 3.9%
  General Electric Capital Corp.                                 0.330%   10/20/2009   125,000,000      124,978,229
  General Electric Capital Corp.                                 0.290%   11/09/2009   100,000,000       99,968,583
  General Electric Capital Corp.                                 0.320%   03/19/2010   120,000,000      119,819,733
  General Electric Capital Corp.                                 0.320%   03/23/2010   110,000,000      109,830,845
  General Electric Co.                                           0.230%   12/29/2009   100,000,000       99,943,139
                                                                                                   ----------------
                                                                                                        554,540,529
                                                                                                   ----------------
TOTAL COMMERCIAL PAPER                                                                                2,326,483,785
                                                                                                   ----------------
CERTIFICATES OF DEPOSIT -- 4.3%
BANK DOMESTIC -- 4.3%
  Bank of America NA/Charlotte NC (b)                            0.530%   10/09/2009   150,000,000      150,000,000
  Bank of America NA/Charlotte NC (b)                            0.660%   12/01/2009   125,000,000      125,000,000
  Bank of America NA/Charlotte NC                                0.650%   01/14/2010    75,000,000       75,000,000
  Bank of America NA/Charlotte NC                                0.400%   02/10/2010   115,000,000      115,000,000
  Bank of America NA/Charlotte NC                                0.480%   03/10/2010   135,000,000      135,000,000
                                                                                                   ----------------
TOTAL CERTIFICATES OF DEPOSIT                                                                           600,000,000
                                                                                                   ----------------
EURO CERTIFICATES OF DEPOSIT -- 7.6%
BANK FOREIGN -- 7.6%
  ING Bank NV                                                    0.730%   11/09/2009   150,000,000      150,000,000
  ING Bank NV                                                    0.830%   11/24/2009   150,000,000      150,000,000
  ING Bank NV                                                    0.750%   12/16/2009   175,000,000      175,000,000
  ING Bank NV                                                    0.570%   03/03/2010   100,000,000      100,000,000

                      STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                 INTEREST    MATURITY    PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                               RATE        DATE       AMOUNT            COST
------------------------------------------                     --------   ---------- ------------- ----------------
EURO CERTIFICATES OF DEPOSIT -- (CONTINUED)
BANK FOREIGN -- (CONTINUED)
  National Australia Bank Ltd.                                  0.903%    11/09/2009 $ 200,000,000 $    200,000,539
  National Australia Bank Ltd.                                  0.510%    12/29/2009   200,000,000      200,002,466
  National Australia Bank Ltd.                                  0.403%    02/22/2010   100,000,000      100,000,998
                                                                                                   ----------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                    1,075,004,003
                                                                                                   ----------------
YANKEE CERTIFICATES OF DEPOSIT -- 35.4%
BANK FOREIGN -- 35.4%
  Banco Bilbao Vizcaya                                          0.295%    11/20/2009   350,000,000      350,002,429
  Bank of Nova Scotia                                           0.330%    03/23/2010   100,000,000      100,000,000
  Bank of Nova Scotia/Houston (b)                               0.626%    11/16/2009    38,000,000       38,000,000
  Bank of Nova Scotia/Houston                                   0.520%    12/23/2009    75,000,000       75,000,000
  Barclays Bank PLC NY (b)                                      0.594%    10/12/2009   100,000,000      100,000,000
  Barclays Bank PLC NY (b)                                      0.626%    10/19/2009   250,000,000      250,000,000
  Barclays Bank PLC NY (b)                                      0.596%    10/22/2009   125,000,000      125,000,000
  Barclays Bank PLC NY                                          0.830%    01/04/2010   100,000,000      100,000,000
  BNP Paribas NY                                                0.320%    10/27/2009   300,000,000      300,000,000
  BNP Paribas NY                                                0.870%    11/02/2009   150,000,000      150,000,000
  BNP Paribas NY                                                0.295%    12/01/2009   150,000,000      150,000,000
  Calyon NY                                                     0.350%    10/13/2009   125,000,000      125,000,000
  Calyon NY                                                     0.650%    11/19/2009   225,000,000      225,000,000
  Calyon NY                                                     0.545%    03/01/2010   200,000,000      200,000,000
  Deutsche Bank AG NY                                           0.300%    10/26/2009   200,000,000      200,000,000
  DnB NOR Bank ASA                                              0.230%    10/28/2009   100,000,000      100,000,000
  Lloyds TSB Bank PLC NY                                        0.835%    10/05/2009   300,000,000      300,000,000
  Lloyds TSB Bank PLC NY                                        0.920%    11/30/2009   100,000,000      100,000,000
  Lloyds TSB Bank PLC NY                                        0.720%    01/13/2010   100,000,000      100,000,000
  Lloyds TSB Bank PLC NY                                        0.515%    02/23/2010   100,000,000      100,000,000
  Nordea Bank Finland PLC NY                                    0.230%    12/18/2009   100,000,000      100,000,000
  Rabobank Nederland NY                                         0.700%    11/12/2009    75,000,000       75,000,000
  Royal Bank of Scotland                                        0.850%    10/23/2009    75,000,000       75,000,000
  Royal Bank of Scotland                                        0.700%    12/21/2009   200,000,000      200,000,000
  Royal Bank of Scotland                                        0.920%    12/28/2009   200,000,000      200,000,000
  Societe Generale NY                                           0.400%    02/26/2010   300,000,000      300,000,000
  Societe Generale NY                                           0.350%    03/11/2010   200,000,000      200,000,000
  Svenska Handelsbanken, Inc.                                   0.320%    10/09/2009    95,000,000       95,000,000
  Svenska Handelsbanken/NY                                      0.420%    11/02/2009    50,000,000       50,000,000
  Svenska Handelsbanken/NY (b)                                  0.250%    11/27/2009   275,000,000      275,000,000
  Svenska Handelsbanken/NY                                      0.230%    12/28/2009   125,000,000      125,000,000
  Toronto-Dominion Bank NY (b)                                  0.500%    12/18/2009   45,000,000        45,000,000
  Toronto-Dominion Bank NY                                      0.300%    02/18/2010   80,000,000        80,000,000
                                                                                                   ----------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                                  5,008,002,429
                                                                                                   ----------------
BANK NOTES -- 1.0%
BANK FOREIGN -- 1.0%
  Commonwealth Bank of Australia (b)                            0.491%    10/27/2009   31,000,000        31,000,000
  Rabobank Nederland (b)                                        0.440%    11/16/2009   107,000,000      107,000,000
                                                                                                   ----------------
TOTAL BANK NOTES                                                                                        138,000,000
                                                                                                   ----------------

                      STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                 INTEREST    MATURITY    PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                               RATE        DATE       AMOUNT            COST
------------------------------------------                     --------   ---------- ------------- ----------------
MEDIUM TERM NOTES -- 0.7%
BANK DOMESTIC -- 0.3%
  Bank of America NA/Charlotte NC (b)                           0.657%    01/22/2010  $ 44,000,000    $  44,000,000
                                                                                                      -------------
BANK FOREIGN -- 0.3%
  Westpac Banking Corp. (b)                                     0.479%    10/28/2009    35,000,000       35,000,000
                                                                                                      -------------
CONSUMER NON-CYCLICAL -- 0.1%
  Procter & Gamble International Funding SCA (b)                0.478%    11/09/2009    20,000,000       20,000,000
                                                                                                      -------------
TOTAL MEDIUM TERM NOTES                                                                                  99,000,000
                                                                                                      -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.6%
SOVEREIGN -- 1.6%
  Fannie Mae                                                    0.162%    10/01/2009    25,000,000       25,000,000
  Fannie Mae (b)                                                0.400%    10/13/2009   100,000,000      100,000,000
  Federal Home Loan Bank Discount Notes                         0.162%    10/16/2009    12,900,000       12,899,139
  Freddie Mac (b)                                               0.325%    10/10/2009    80,000,000       80,000,000
  Freddie Mac Discount Notes                                    0.162%    10/19/2009    14,000,000       13,998,880
                                                                                                      -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                231,898,019
                                                                                                      -------------
U.S. TREASURY OBLIGATIONS -- 0.7%
SOVEREIGN -- 0.7%
  United States Treasury Bill                                   0.164%    10/29/2009    50,000,000       49,993,710
  United States Treasury Bill                                   0.176%    10/29/2009    50,000,000       49,993,122
                                                                                                      -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                          99,986,832
                                                                                                      -------------
REPURCHASE AGREEMENTS -- 32.2%
  Agreement with Bank of America and The Bank of New York
      (Tri-Party), dated 09/30/09 (collateralized by a Federal
      Home Loan Mortgage Corporation, 0.000% due 04/12/10
      valued at $51,595,522); proceeds $50,583,084              0.060%    10/01/2009    50,583,000       50,583,000
  Agreement with Bank of America and The Bank of New York (Tri-
      Party), dated 09/30/09 (collateralized by a Federal
      National Mortgage Association, 4.500% - 5.000% due
      Federal Home Loan Mortgage Corporation, 5.000% - 6.000%
      due 08/01/23 - 10/01/39, 07/01/37 - 10/01/39 valued at
      $510,000,001); proceeds $500,000,972                      0.070%    10/01/2009   500,000,000      500,000,000
  Agreement with Barclays Capital, Inc. and The Bank of New
      York (Tri-Party), dated 09/30/09 (collateralized by
      Government National Mortgage Association, 2.625% -
      13.000% due 11/15/09 - 09/15/39 valued at $581,400,001);
      proceeds $570,000,950                                     0.060%    10/01/2009   570,000,000      570,000,000
  Agreement with BNP Paribas and The Bank of New York (Tri-
      Party), dated 09/30/09 (collateralized by U. S. Treasury
      Bond 6.250% - 7.250% due 08/15/22 - 08/15/23, U. S.
      Treasury Bill 0.000% due 03/18/10 and U. S. Treasury
      Note, 3.500% due 05/31/13 valued at $1,224,000,078);
      proceeds $1,200,001,333                                   0.040%    10/01/2009 1,200,000,000    1,200,000,000
  Agreement with Deutsche Bank and The Bank of New York (Tri-
      Party), dated 09/30/09 (collateralized by a Federal
      National Mortgage Association, 0.000% - 6.503% due
      11/25/12 - 10/25/39, Federal Home Loan Mortgage
      Corporation, 0.523% - 6.500% due 03/15/17 - 9/15/37,
      valued at $1,362,720,000); proceeds $1,336,002,969        0.080%    10/01/2009 1,336,000,000    1,336,000,000
  Agreement with Goldman Sachs and The Bank of New York (Tri-
      Party), dated 09/30/09 (collateralized by U. S. Treasury
      Bill, 0.000% due 01/28/10 - 07/01/10, U. S. Treasury
      Strip, 0.000% due 5/15/16 valued at $113,220,051);
      proceeds $111,000,123                                     0.040%    10/01/2009   111,000,000      111,000,000

                      STATE STREET MONEY MARKET PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

NAME OF ISSUER                                                 INTEREST    MATURITY    PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                               RATE        DATE       AMOUNT            COST
------------------------------------------                     --------   ---------- ------------- ----------------
REPURCHASE AGREEMENTS -- (CONTINUED)
  Agreement with Royal Bank of Canada and The Bank of New York
      (Tri-Party), dated 09/30/09 (collateralized by U. S.
      Municipal Bonds, 2.763% - 3.930% due 06/01/34 - 04/01/35
      valued at $20,400,000); proceeds $20,000,250              0.450%    10/01/2009 $  20,000,000  $    20,000,000
  Agreement with Royal Bank of Scotland and J P Morgan Chase
      & Co. (Tri-Party), dated 09/30/09 (collateralized by
      Federal National Mortgage Association, 2.000% - 5.000%
      due 03/02/11 - 02/16/12, Federal Home Loan Mortgage
      Corporation, 2.000% due 09/28/12, U. S. Treasury Notes
      4.875% due 06/30/12 valued at $204,004,452);
      proceeds $200,000,167                                     0.030%    10/01/2009   200,000,000      200,000,000
  Agreement with UBS Warburg and J P Morgan Chase & Co. (Tri-
      Party), dated 09/30/09 (collateralized by Federal
      National Mortgage Association, 3.500% - 12.000% due
      11/01/11 - 09/01/47 valued at $573,470,059);
      proceeds $562,225,249                                     0.080%    10/01/2009   562,224,000      562,224,000
                                                                                                    ---------------
TOTAL REPURCHASE AGREEMENTS                                                                           4,549,807,000
                                                                                                    ---------------
TOTAL INVESTMENTS(C)(D)+ -- 100.0%                                                                   14,128,182,068
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.00%                                                            6,518,675
                                                                                                    ---------------
NET ASSETS -- 100.0%                                                                                $14,134,700,743
                                                                                                    ===============

(a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b) Variable Rate Security - Interest Rate is in effect as of September 30,
2009.

(c) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d) Also represents cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The three tier hierarchy of inputs is summarized below:

     o    Level 1 -- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. )

     o Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

                      STATE STREET MONEY MARKET PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Portfolio's assets carried at fair value:


                                        OTHER
VALUATION          INVESTMENTS IN      FINANCIAL
INPUTS                SECURITIES      INSTRUMENTS
---------------- ----------------- -----------------
Level 1 --
Quoted Prices      $             -   $             -
---------------- ----------------- -----------------
Level 2 -- Other
Significant
Observable
Inputs              14,128,182,068                 -
---------------- ----------------- -----------------
Level 3 --
Significant
Unobservable
Inputs                           -                 -
---------------- ----------------- -----------------
  TOTAL            $14,128,182,068   $             -
---------------- ----------------- -----------------

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS



By:      /s/ Sean M. T. Dranfield
         ------------------------
         Sean M. T. Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Sean M. T. Dranfield
         ------------------------
         Sean M. T. Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    November 27, 2009



By:      /s/ Troy Statczar
         ------------------------
         Troy Statczar
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    November 27, 2009